Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities Disclosure

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31, 2013	December 31, 2014

Accrued litigation provision	2,079,671	1,653,032
Accrued professional service fees	1,720,454	1,604,240
Accrued welfare benefits	1,462,926	1,289,157
Accrued payroll	659,870	452,583
Indirect taxes payable	400,602	297,293
Advances from customers	26,920	191,022
Other accrued expenses	837,187	492,837
	7,187,630	5,980,164